Commitments and Contingencies	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 - Commitments and Contingencies

The Company has entered into a lease for a production and warehouse facility located in Los Angeles, California to produce such products. The term of the lease is 12 months at a base price of $3,600 per month, beginning August 2019. The total financial obligation for the lease as of the end of the reporting period, November 30, 2020, is $0. At this time the lease agreement has ended and the Company rents to same facility on a month to month basis.

Our headquarters are located at 520 S. Grand Avenue, Suite 320, Los Angeles, California 90071 where we leased office space under a contract effective August 15, 2019, which expired on August 14, 2020. We now rent the premises on a month-to-month basis and paying $800 per month.

Note 10 - Commitments and Contingencies

The Company has entered into a lease for a production and warehouse facility located in Los Angeles, California to produce such products. The term of the lease is 12 months at a base price of $3,600 per month, beginning August 2019. The total financial obligation for the lease is $43,200. At this time the lease agreement has ended and the Company rents to same facility on a month to month basis.

Our headquarters are located at 520 S. Grand Avenue, Suite 320, Los Angeles, California 90071 where we leased office space under a contract effective August 15, 2019, expiring on August 14, 2020. We now rent the premises on a month to month basis and paying $800 per month.